DERIVATIVE ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2025
DERIVATIVE ASSETS AND LIABILITIES
DERIVATIVE ASSETS AND LIABILITIES

22  – DERIVATIVE ASSETS AND LIABILITIES

As of December 31, 2025, the Company maintains cross currency swaps, currency forwards, and commodity swaps as derivative financial instruments.

Cross currency swaps (CCS), also known as interest rate and currency swaps, are valued by discounting expected future cash flows using current market rates for the currencies and rates involved in each transaction.

The fair value of currency forward contracts is determined based on the forward exchange rates in effect for contracts with similar maturity profiles, in accordance with market conditions at the closing date.

The fair value of commodity swaps is determined based on expected future cash flows, calculated using current market prices for futures contracts and considering the agreed maturity dates.

As of the date of these financial statements, the Company holds the following derivative assets and liabilities, recognized at fair value:

22.1Accounting recognition of cross currency and rate swaps

Cross Currency Swaps, related to Local Bonds (Chile)

As of December 31, 2025, the Company maintains derivative contracts aimed at hedging part of its bond debt issued in Unidades de Fomento (UF), for a total amount of UF 7,992,694 (UF 8,462,025 as of December 31, 2024), for the purpose of converting these obligations to Chilean pesos (CLP).

The fair value measurement of these contracts at year-end resulted in a non-current asset of ThCh$ 91,164,876 (ThCh$ 85,252,373 as of December 31, 2024), which is presented under “Other non-current financial assets.”

The maturity dates of the derivative contracts are distributed over the years 2026, 2031, 2034, and 2035.

Cross Currency Swaps, related to international bonds (USA and Switzerland)

As of December 31, 2025, the Company has derivative contracts linked to US dollar-denominated obligations totaling USD 300 million, of which USD 150 million is converted to inflation-indexed Chilean pesos (UF) and USD 150 million to nominal Chilean pesos (CLP), both maturing in 2050. In addition, the Company holds derivatives linked to the Swiss franc (CHF) totaling CHF 170 million, converted to Brazilian reais (BRL), maturing in 2028.

The fair value measurement of the aforementioned contracts resulted in the following balances: The first contract records a non-current liability of ThCh$ 37,373,076, while the second contract presents a non-current liability of ThCh$ 39,271,844. Together, these contracts total a liability of ThCh$ 76,644,920, compared to ThCh$41,788,077 as of December 31, 2024.

The contract denominated in Swiss francs reflects a non-current asset of ThCh$51,810,982, compared to ThCh$59,298,394 as of December 31, 2024.

Exchange rate fluctuations associated with financial liabilities denominated in US dollars and Swiss francs are recognized in income, while the valuation effects of hedging instruments are recognized in comprehensive income, in accordance with IFRS 9 – Financial Instruments.

22.2 Forward currency contracts for highly probable expected transactions:

During the years 2025 and 2024, Embotelladora Andina S.A. entered into forward contracts to ensure the exchange rate on future commodity purchasing needs for its 4 operations, closing forward instruments in USD/ARS, USD/BRL, USD/CLP, and USD/PYG. At the closing date of these financial statements, outstanding contracts amount to USD 90.3 million (USD 89.0 million as of December 31, 2024).

Forward contracts that secure future commodity prices have been designated as hedging contracts since they comply with the documentation requirements of IFRS, and therefore their effects on changes in fair value are recorded in other comprehensive income.

22.3 Raw material swap for highly probable expected transactions:

During the year 2025, the Company entered into No. 5 sugar swap contracts to hedge the price of future sugar purchases for its Chilean operations. At the date of these financial statements, the outstanding contracts amounted to USD 5.6 million (USD 1.7 million in 2024).

In addition, it entered into sugar swap contracts No. 11 to secure the price of future sugar purchases for its Brazilian operations. As of December 31, 2025, the outstanding contracts amounted to USD 12.89 million.

Forward contracts that hedge future raw material prices have been designated as hedging contracts as they meet the documentation requirements of IFRS, and therefore their effects on changes in fair value are recognized in other comprehensive income.

22.4 Fair value hierarchies

As of December 31, 2025, the Company has assets from derivative contracts amounting to ThCh$ 143,633,334 (ThCh$ 148,655,771 as of December 31, 2024) and liabilities from derivative contracts of ThCh$ 80,262,635 (ThCh$ 42,149,462 as of December 31, 2024).

Hedging contracts associated with existing items have been classified in the same accounting category as the hedged items, while derivative contracts related to expected items are presented within current financial assets and liabilities.

All hedging contracts are recognized at fair value in the consolidated statement of financial position, in accordance with the provisions of IFRS 9 – Financial Instruments.

The Company uses the following hierarchy for determining and disclosing the fair value of financial instruments by valuation technique:

Level 1:	quoted (unadjusted) prices in active markets for identical assets or liabilities
Level 2:	Inputs other than quoted prices included in level 1 that are observable for the assets and liabilities, either directly (that is, as prices) or indirectly (that is, derived from prices)
Level 3:	Inputs for assets and liabilities that are not based on observable market data.

During the reporting period, there were no transfers of items between fair value measurement categories; all of which were valued during the period using level 2.

	Fair value measurement as of December 31, 2025
	Quoted prices in
	active markets for
	identical assets and	Observable	Unobservable
	liabilities	market data	market data
	(Level 1)	(Level 2)	(Level 3)	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Assets
Other current financial assets	—	657,477	—	657,477
Other non-current financial assets	—	142,975,857	—	142,975,857
Total assets	—	143,633,334	—	143,633,334
Liabilities
Other current financial liabilities	—	3,617,715	—	3,617,715
Other non-current financial liabilities	—	76,644,920	—	76,644,920
Total liabilities	—	80,262,635	—	80,262,635

	Fair value measurement as of December 31, 2024
	Quoted prices in
	active markets for
	identical assets and	Observable	Unobservable
	liabilities	market data	market data
	(Level 1)	(Level 2)	(Level 3)	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Assets
Other current financial assets	—	4,105,005	—	4,105,005
Other non-current financial assets	—	144,550,766	—	144,550,766
Total assets	—	148,655,771	—	148,655,771
Liabilities
Other current financial liabilities	—	361,384	—	361,384
Other non-current financial liabilities	—	41,788,078	—	41,788,078
Total liabilities	—	42,149,462	—	42,149,462